Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Total revenue	$ 86,670	¥ 588,067	¥ 656,367
Cost of revenue	(71,120)	(482,554)	(533,195)
Gross profit	15,550	105,513	123,172
Sales and marketing expenses	(282)	(1,911)	(3,412)
General and administrative expenses	(5,254)	(35,651)	(44,379)
Research and development expenses	(6,573)	(44,599)	(36,999)
(Allowance for) reversal of credit losses	107	724	(1,400)
Income from operations	3,548	24,076	36,982
Change in fair value of investment in marketable security	(773)	(5,242)	(31,092)
Investments loss	(10)	(70)	(971)
Interest income, net	301	2,042	996
Other income (expenses), net	(150)	(1,018)	9,072
Foreign exchange loss, net	(74)	(499)	(2,630)
Income before income taxes	2,842	19,289	12,357
Income tax expense	(74)	(503)	(2,608)
Net income	2,768	18,786	9,749
Less: net loss attributable to non-controlling interest	(174)	(1,181)	(3,744)
Net income attributable to the Company’s shareholders	2,942	19,967	13,493
Other comprehensive income (loss):
Other comprehensive income (loss) - foreign currency translation adjustment	(844)	(5,727)	995
Comprehensive income	1,924	13,059	10,744
Less: comprehensive loss attributable to non-controlling interests	(143)	(971)	(3,574)
Comprehensive income attributable to the Company’s shareholders	$ 2,067	¥ 14,030	¥ 14,318
Weighted average number of shares
Basic (in Shares)	41,987,039	41,987,039	41,578,079
Diluted (in Shares)	41,987,039	41,987,039	41,655,404
Earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.07	¥ 0.48	¥ 0.32
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.07	¥ 0.48	¥ 0.32
Live streaming - consumable virtual items revenue
Total revenue	$ 83,263	¥ 564,951	¥ 630,084
Live streaming - time based virtual item revenue
Total revenue	898	6,092	9,258
Technical services and others
Total revenue	$ 2,509	¥ 17,024	¥ 17,025